Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Servicing Asset at Amortized Cost [Line Items]
Contractually specified servicing fees, late charges and ancillary fees	$ 2,801	$ 3,250	$ 3,660
Unreimbursed direct servicing costs	(332)	(620)	(403)
Servicing fees	2,469	2,630	3,257
Amortization	(225)	(308)	(274)
Changes due to collection/realization of expected cash flows	(2,012)	(2,375)	(2,210)
Net servicing fees	232	(53)	773
Changes in fair value of MSRs due to valuation inputs or assumptions	1,170	(4,693)	(2,569)
Net derivative gains (losses) from economic hedges	(1,208)	4,607	2,318
Market-related valuation changes to MSRs, net of hedge results	(38)	(86)	(251)
Total net servicing income	194	(139)	522
Net gains on mortgage loan originations/sales	4,762	3,632	2,193
Total mortgage banking noninterest income	4,956	3,493	2,715
Total changes in fair value of MSRs carried at fair value	(842)	(7,068)	(4,779)
Mortgage Banking Activities Textual [Abstract]
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	1,200	(1,800)	$ (141)
Commercial mortgage servicing [Member] | Amortized [Member]
Mortgage Banking Activities Textual [Abstract]
MSR impairment	$ (41)	$ 37